Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following information is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Mr. Toby Z. Rice, and (ii) the Company’s NEOs other than Mr. Rice, on an average basis.
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during 2022 to Company performance is also presented below.
We have identified free cash flow(1) as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link CAP to our performance. We believe that our ability to grow our free cash flow is important to our shareholders, as increased free cash flow supports our ability to pay regular quarterly dividends, reduce our outstanding indebtedness, and engage in share repurchases, among other benefits. Free cash flow, measured on a per share basis, is the most heavily weighted performance measure under our 2022 STIP, with Company performance on this measure driving 30% of the plan funding for the 2022 STIP, as described in greater detail in our Compensation Discussion and Analysis.
(1)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important information regarding, this non-GAAP financial measure.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(8) ($ thousands)	Free Cash Flow(9) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(7)
2022	$11,600,737	$46,062,802(1)	$2,662,847	$8,559,063(4)	$317.08	$223.41	$1,770,965	$1,939
2021	$16,919,763	$37,208,460(2)	$3,778,671	$6,869,438(5)	$201.20	$146.75	$(1,142,747)	$935
2020	$7,526,515	$21,609,213(3)	$3,025,725	$5,205,481(6)	$117.25	$66.66	$(958,799)	$325
(1)
PEO CAP for 2022 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2022, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2022 (the “Grant Date Fair Value—2022 Equity Grants”), plus (iii) the fair value at year-end 2022 of the equity awards granted to Mr. Rice in 2022 (the “Fair Value at Year-end—2022 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2022 that remained outstanding and unvested at year-end 2022, the amount by which the fair value at year-end 2022 exceeded the fair value at year-end 2021 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2022 Equity Grants”), plus (v) for the one-third tranche of Mr. Rice’s 2020 Stock Option Award that vested in 2022, the amount equal to the increase in fair value at the vesting date, as compared to the fair value at year-end 2021 (the “Increase in Fair Value at Vesting Date—2020 Stock Option Award”), minus (vi) for the one-third tranche of Mr. Rice’s 2021 RSU award that vested in 2022, the amount of the decrease in fair value at the vesting date, as compared to the fair value at year-end 2021 (the “Decrease in Fair Value at Vesting Date—2021 RSU Award”).

(i) 2022 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2022 Equity Grants		plus, (iii) Fair Value at Year-end—2022 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2022 Equity Grants			plus, (v) Increase in Fair Value at Vesting Date— 2020 Stock Option Award	minus, (vi) Decrease in Fair Value at Vesting Date— 2021 RSU Award	2022 CAP to PEO
	2022 Incentive PSU Award	2022 RSU Awards	2022 Incentive PSU Award	2022 RSU Awards	2020 Stock Option Award	2021 RSU Award	2020 and 2021 Incentive PSU Awards
$11,600,737	$(7,317,414)	$(3,503,322)	$12,942,627	$5,631,976	$3,749,833	$2,362,774	$20,352,809	$256,000	$(13,218)	$46,062,802

(2)
PEO CAP for 2021 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2021, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2021 (the “Grant Date Fair Value—2021 Equity Grants”), plus (iii) the fair value at year-end 2021 of the equity awards granted to Mr. Rice in 2021 (the “Fair Value at Year-end—2021 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2021 that remained outstanding and unvested at year-end 2021, the amount by which the fair value at year-end 2021 exceeded the fair value at year-end 2020 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2021 Equity Grants”), plus (v) for the one-third tranche of Mr. Rice’s 2020 stock option award that vested in 2021, the amount by which the fair value at the vesting date exceeded the fair value at year-end 2020 (the “Increase in Fair Value at Vesting Date—2020 Stock Option Award”).

(i) 2021 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2021 Equity Grants		plus, (iii) Fair Value at Year-end—2021 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2021 Equity Grants		plus, (v) Increase in Fair Value at Vesting Date— 2020 Stock Option Award	2021 CAP to PEO
	2021 Incentive PSU Award	2021 RSU Awards	2021 Incentive PSU Award	2021 RSU Awards	2020 Stock Option Award	2020 Incentive PSU Award
$16,919,763	$(10,460,299)	$(4,659,463)	$13,519,363	$6,177,682	$4,250,467	$10,056,880	$1,404,067	$37,208,460

(3)
PEO CAP for 2020 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2020, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2020 (the “Grant Date Fair Value—2020 Equity Grants”), plus (iii) the fair value at year-end 2020 of the equity awards granted to Mr. Rice in 2020 (the “Year-end Fair Value—2020 Equity Grants”).

(i) 2020 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2020 Equity Grants		plus, (iii) Year-End Fair Value—2020 Equity Grants		2020 CAP to PEO
	2020 Incentive PSU Awards	2020 Stock Option Award	2020 Incentive PSU Award	2020 Stock Option Award
$7,526,515	$(4,516,514)	$(1,610,000)	$13,995,412	$6,213,800	$21,609,213

(4)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2022 was calculated as follows: (i) the average of the 2022 Summary Compensation Table Total for each of Messrs. Duran, Khani, and Jordan and Ms. Evancho (our “2022 Non-PEO NEOs”), minus (ii) the average of the grant date fair values of the equity awards granted in 2022 to the 2022 Non-PEO NEOs (“Average Grant Date Fair Value—2022 Equity Grants”), plus (iii) the average of the fair values at year-end 2022 of the equity awards granted in 2022 to the 2022 Non-PEO NEOs which remained outstanding and unvested at year-end 2022 (“Average Fair Value at Year-end—2022 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2022 to the 2022 Non-PEO NEOs that remained outstanding and unvested at year-end 2022, the amount by which the average of the fair values at year-end 2022 of such unvested awards exceeded the average of the fair values at year-end 2021 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2022 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2022 to the 2022 Non-PEO NEOs that vested in 2022, the amount by which the average of the fair values at the vesting date exceeded the average of the fair values at year-end 2021 (“Average Increase in Fair Value at Vesting Date—Portions of Pre-2022 Equity Grants that Vested in 2022”).

(i) Average 2022 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2022 Equity Grants		plus, (iii) Average Fair Value at Year-end—2022 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end— Unvested Portions of Pre-2022 Equity Grants		plus, (v) Average Increase in Fair Value at Vesting Date— Portions of Pre-2022 Equity Grants that Vested in 2022		Average 2022 CAP to Non-PEO NEOs
	2022 Incentive PSU Award	2022 RSU Awards	2022 Incentive PSU Award	2022 RSU Awards	2020 and 2021 Incentive PSU Awards	2020 and 2021 RSU Awards	2020 and 2021 RSU Awards	2019 RSAs
$2,662,847	$(1,324,169)	$(633,989)	$2,342,115	$1,019,206	$2,757,189	$679,389	$248,625	$807,850	$8,559,063

(5)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2021 was calculated as follows: (i) the average of the 2021 Summary Compensation Table Total for each of Messrs. Duran, Khani, and Jordan and Ms. Evancho (our “2021 Non-PEO NEOs”) , minus (ii) the average of the grant date fair values of the equity awards granted in 2021 to the 2021 Non-PEO NEOs (“Average Grant Date Fair Value—2021 Equity Grants”), plus (iii) the average of the fair values at year-end 2021 of the equity awards granted in 2021 to the 2021 Non-PEO NEOs which remained outstanding and unvested at year-end 2021 (“Average Fair Value at Year-end—2021 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2021 to the 2021 Non-PEO NEOs that remained outstanding and unvested at year-end 2021, the amount by which the average of the fair values at year-end 2021 of such unvested awards exceeded the average of the fair values at year-end 2020 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2021 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2021 to the 2021 Non-PEO NEOs that vested in 2021, the amount by which the average of the fair values at the vesting date exceeded the average of the fair values at year-end 2020 (“Average Increase in Fair Value at Vesting Date—Portions of Pre-2021 Equity Grants that Vested in 2021”).

(i) Average 2021 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2021 Equity Grants		plus, (iii) Average Fair Value at Year-end—2021 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end— Unvested Portions of Pre-2021 Equity Grants			plus, (v) Average Increase in Fair Value at Vesting Date— Portions of Pre-2021 Equity Grants that Vested in 2021	Average 2021 CAP to Non-PEO NEOs
	2021 Incentive PSU Award	2021 RSU Awards	2021 Incentive PSU Award	2021 RSU Awards	2020 Incentive PSU Awards	2020 RSU Awards	2019 RSAs	2020 RSU Awards
$3,778,671	$(1,892,785)	$(843,186)	$2,446,321	$1,117,926	$1,091,907	$529,530	$273,428	$367,626	$6,869,438

(6)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2020 was calculated as follows: (i) the average of the 2020 Summary Compensation Table Total for each of Messrs. Derham, Duran, Khani, and Jordan and Ms. Evancho (our “2020 Non-PEO NEOs”), minus (ii) the average of the grant date fair value of the equity awards granted in 2020 to the 2020 Non-PEO NEOs (“Average Grant Date Fair Value—2020 Equity Grants”), plus (iii) the average of the fair values at year-end 2020 of the equity awards granted in 2020 to the 2020 Non-PEO NEOs that remained outstanding and unvested at year-end 2020 (“Average Fair Value at Year-end—2020 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2020 to the 2020 Non-PEO NEOs that remained outstanding and unvested at year-end 2020, the amount by which the average of the fair values at year-end 2020 exceeded the average of the fair values at year-end 2019 (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2020 Equity Grants”), plus (v) for any portion of the equity awards granted in 2020 to the 2020 Non-PEO NEOs that vested in 2020, the average of the fair values at the vesting date of such portion of the 2020 award that vested in 2020 (“Average Fair Value at Vesting Date—Portion of 2020 Equity Grants that Vested in 2020”).

Details regarding the calculation of Average Compensation Actually Paid to Non-PEO NEOs for 2020, in accordance with the foregoing formula, are presented in the following table:
(i) Average 2020 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2020 Equity Grants			plus, (iii) Average Fair Value at Year-end—2020 Equity Grants			plus, (iv) Average Increase in Fair Value at Year-end— Unvested Portions of Pre-2020 Equity Grants	plus, (v) Average Fair Value at Vesting Date— Portion of 2020 Equity Grants that Vested in 2020	Average 2020 CAP to Non-PEO NEOs
	2020 Incentive PSU Award	2020 RSU Awards	2020 SARs Awards	2020 Incentive PSU Award	2020 RSU Awards	2020 SARs Awards	2019 RSAs	2020 RSU Awards
$3,025,725	$(436,046)	$(663,459)	$(647,280)	$1,215,620	$980,782	$1,480,560	$58,497	$191,082	$5,205,481

(7)
The Company’s peer group for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating peer group total shareholder return, as follows: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Co.; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company. Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

(8)
Amounts shown are Net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2020, 2021, and 2022.

(9)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important financial information regarding, this non-GAAP financial measure.

Company Selected Measure Name	Free CashFlow
Peer Group Issuers, Footnote [Text Block]
(7)
The Company’s peer group for purposes of Item 201(e) of Regulation S-K was utilized for purposes of calculating peer group total shareholder return, as follows: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Co.; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company. Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 11,600,737	$ 16,919,763	$ 7,526,515
PEO Actually Paid Compensation Amount	$ 46,062,802	37,208,460	21,609,213
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
PEO CAP for 2022 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2022, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2022 (the “Grant Date Fair Value—2022 Equity Grants”), plus (iii) the fair value at year-end 2022 of the equity awards granted to Mr. Rice in 2022 (the “Fair Value at Year-end—2022 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2022 that remained outstanding and unvested at year-end 2022, the amount by which the fair value at year-end 2022 exceeded the fair value at year-end 2021 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2022 Equity Grants”), plus (v) for the one-third tranche of Mr. Rice’s 2020 Stock Option Award that vested in 2022, the amount equal to the increase in fair value at the vesting date, as compared to the fair value at year-end 2021 (the “Increase in Fair Value at Vesting Date—2020 Stock Option Award”), minus (vi) for the one-third tranche of Mr. Rice’s 2021 RSU award that vested in 2022, the amount of the decrease in fair value at the vesting date, as compared to the fair value at year-end 2021 (the “Decrease in Fair Value at Vesting Date—2021 RSU Award”).

(i) 2022 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2022 Equity Grants		plus, (iii) Fair Value at Year-end—2022 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2022 Equity Grants			plus, (v) Increase in Fair Value at Vesting Date— 2020 Stock Option Award	minus, (vi) Decrease in Fair Value at Vesting Date— 2021 RSU Award	2022 CAP to PEO
	2022 Incentive PSU Award	2022 RSU Awards	2022 Incentive PSU Award	2022 RSU Awards	2020 Stock Option Award	2021 RSU Award	2020 and 2021 Incentive PSU Awards
$11,600,737	$(7,317,414)	$(3,503,322)	$12,942,627	$5,631,976	$3,749,833	$2,362,774	$20,352,809	$256,000	$(13,218)	$46,062,802

(2)
PEO CAP for 2021 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2021, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2021 (the “Grant Date Fair Value—2021 Equity Grants”), plus (iii) the fair value at year-end 2021 of the equity awards granted to Mr. Rice in 2021 (the “Fair Value at Year-end—2021 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2021 that remained outstanding and unvested at year-end 2021, the amount by which the fair value at year-end 2021 exceeded the fair value at year-end 2020 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2021 Equity Grants”), plus (v) for the one-third tranche of Mr. Rice’s 2020 stock option award that vested in 2021, the amount by which the fair value at the vesting date exceeded the fair value at year-end 2020 (the “Increase in Fair Value at Vesting Date—2020 Stock Option Award”).

(i) 2021 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2021 Equity Grants		plus, (iii) Fair Value at Year-end—2021 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2021 Equity Grants		plus, (v) Increase in Fair Value at Vesting Date— 2020 Stock Option Award	2021 CAP to PEO
	2021 Incentive PSU Award	2021 RSU Awards	2021 Incentive PSU Award	2021 RSU Awards	2020 Stock Option Award	2020 Incentive PSU Award
$16,919,763	$(10,460,299)	$(4,659,463)	$13,519,363	$6,177,682	$4,250,467	$10,056,880	$1,404,067	$37,208,460

(3)
PEO CAP for 2020 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2020, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2020 (the “Grant Date Fair Value—2020 Equity Grants”), plus (iii) the fair value at year-end 2020 of the equity awards granted to Mr. Rice in 2020 (the “Year-end Fair Value—2020 Equity Grants”).

(i) 2020 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2020 Equity Grants		plus, (iii) Year-End Fair Value—2020 Equity Grants		2020 CAP to PEO
	2020 Incentive PSU Awards	2020 Stock Option Award	2020 Incentive PSU Award	2020 Stock Option Award
$7,526,515	$(4,516,514)	$(1,610,000)	$13,995,412	$6,213,800	$21,609,213

Non-PEO NEO Average Total Compensation Amount	$ 2,662,847	3,778,671	3,025,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,559,063	6,869,438	5,205,481
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2022 was calculated as follows: (i) the average of the 2022 Summary Compensation Table Total for each of Messrs. Duran, Khani, and Jordan and Ms. Evancho (our “2022 Non-PEO NEOs”), minus (ii) the average of the grant date fair values of the equity awards granted in 2022 to the 2022 Non-PEO NEOs (“Average Grant Date Fair Value—2022 Equity Grants”), plus (iii) the average of the fair values at year-end 2022 of the equity awards granted in 2022 to the 2022 Non-PEO NEOs which remained outstanding and unvested at year-end 2022 (“Average Fair Value at Year-end—2022 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2022 to the 2022 Non-PEO NEOs that remained outstanding and unvested at year-end 2022, the amount by which the average of the fair values at year-end 2022 of such unvested awards exceeded the average of the fair values at year-end 2021 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2022 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2022 to the 2022 Non-PEO NEOs that vested in 2022, the amount by which the average of the fair values at the vesting date exceeded the average of the fair values at year-end 2021 (“Average Increase in Fair Value at Vesting Date—Portions of Pre-2022 Equity Grants that Vested in 2022”).

(i) Average 2022 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2022 Equity Grants		plus, (iii) Average Fair Value at Year-end—2022 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end— Unvested Portions of Pre-2022 Equity Grants		plus, (v) Average Increase in Fair Value at Vesting Date— Portions of Pre-2022 Equity Grants that Vested in 2022		Average 2022 CAP to Non-PEO NEOs
	2022 Incentive PSU Award	2022 RSU Awards	2022 Incentive PSU Award	2022 RSU Awards	2020 and 2021 Incentive PSU Awards	2020 and 2021 RSU Awards	2020 and 2021 RSU Awards	2019 RSAs
$2,662,847	$(1,324,169)	$(633,989)	$2,342,115	$1,019,206	$2,757,189	$679,389	$248,625	$807,850	$8,559,063

(5)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2021 was calculated as follows: (i) the average of the 2021 Summary Compensation Table Total for each of Messrs. Duran, Khani, and Jordan and Ms. Evancho (our “2021 Non-PEO NEOs”) , minus (ii) the average of the grant date fair values of the equity awards granted in 2021 to the 2021 Non-PEO NEOs (“Average Grant Date Fair Value—2021 Equity Grants”), plus (iii) the average of the fair values at year-end 2021 of the equity awards granted in 2021 to the 2021 Non-PEO NEOs which remained outstanding and unvested at year-end 2021 (“Average Fair Value at Year-end—2021 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2021 to the 2021 Non-PEO NEOs that remained outstanding and unvested at year-end 2021, the amount by which the average of the fair values at year-end 2021 of such unvested awards exceeded the average of the fair values at year-end 2020 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2021 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2021 to the 2021 Non-PEO NEOs that vested in 2021, the amount by which the average of the fair values at the vesting date exceeded the average of the fair values at year-end 2020 (“Average Increase in Fair Value at Vesting Date—Portions of Pre-2021 Equity Grants that Vested in 2021”).

(i) Average 2021 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2021 Equity Grants		plus, (iii) Average Fair Value at Year-end—2021 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end— Unvested Portions of Pre-2021 Equity Grants			plus, (v) Average Increase in Fair Value at Vesting Date— Portions of Pre-2021 Equity Grants that Vested in 2021	Average 2021 CAP to Non-PEO NEOs
	2021 Incentive PSU Award	2021 RSU Awards	2021 Incentive PSU Award	2021 RSU Awards	2020 Incentive PSU Awards	2020 RSU Awards	2019 RSAs	2020 RSU Awards
$3,778,671	$(1,892,785)	$(843,186)	$2,446,321	$1,117,926	$1,091,907	$529,530	$273,428	$367,626	$6,869,438

(6)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2020 was calculated as follows: (i) the average of the 2020 Summary Compensation Table Total for each of Messrs. Derham, Duran, Khani, and Jordan and Ms. Evancho (our “2020 Non-PEO NEOs”), minus (ii) the average of the grant date fair value of the equity awards granted in 2020 to the 2020 Non-PEO NEOs (“Average Grant Date Fair Value—2020 Equity Grants”), plus (iii) the average of the fair values at year-end 2020 of the equity awards granted in 2020 to the 2020 Non-PEO NEOs that remained outstanding and unvested at year-end 2020 (“Average Fair Value at Year-end—2020 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2020 to the 2020 Non-PEO NEOs that remained outstanding and unvested at year-end 2020, the amount by which the average of the fair values at year-end 2020 exceeded the average of the fair values at year-end 2019 (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2020 Equity Grants”), plus (v) for any portion of the equity awards granted in 2020 to the 2020 Non-PEO NEOs that vested in 2020, the average of the fair values at the vesting date of such portion of the 2020 award that vested in 2020 (“Average Fair Value at Vesting Date—Portion of 2020 Equity Grants that Vested in 2020”).

Details regarding the calculation of Average Compensation Actually Paid to Non-PEO NEOs for 2020, in accordance with the foregoing formula, are presented in the following table:
(i) Average 2020 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2020 Equity Grants			plus, (iii) Average Fair Value at Year-end—2020 Equity Grants			plus, (iv) Average Increase in Fair Value at Year-end— Unvested Portions of Pre-2020 Equity Grants	plus, (v) Average Fair Value at Vesting Date— Portion of 2020 Equity Grants that Vested in 2020	Average 2020 CAP to Non-PEO NEOs
	2020 Incentive PSU Award	2020 RSU Awards	2020 SARs Awards	2020 Incentive PSU Award	2020 RSU Awards	2020 SARs Awards	2019 RSAs	2020 RSU Awards
$3,025,725	$(436,046)	$(663,459)	$(647,280)	$1,215,620	$980,782	$1,480,560	$58,497	$191,082	$5,205,481

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus Company TSR
As illustrated in Chart 1 below, increases in the CAP values for our PEO and non-PEO NEOs over the three-year period 2020 through 2022 align with increases in the Company’s TSR over this same period. This is due primarily to an emphasis in the design of our compensation programs on structuring a significant portion of NEO compensation in the form of at-risk, performance-based equity incentives — specifically, a mix of Incentive PSU awards and time-based RSUs and, in the case of our PEO, a stock option award granted in 2020. The ultimate value of these equity awards, and the resulting impact on CAP, aligns with our Company TSR performance.
The Company’s strong absolute TSR performance over this three-year period drove an increase in the fair value of unvested and in-period vesting equity awards, which resulted in increased CAP values over the three-year period.
Chart 1: Alignment of PEO and Other NEOs’ CAP Amounts with Company TSR

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income
SEC rules require that net income be presented as a performance measure in the Pay Versus Performance Table above. As the table illustrates, changes in CAP for our PEO and non-PEO NEOs are not aligned with performance on net income as a financial performance measure. While the Company reported net income of  $1.8 billion for 2022, the Company reported net losses for each of 2021 ($1.1 billion) and 2020 ($1 billion). At the same time, the Company’s TSR improved over this three-year period and outperformed the peer group TSR (see Chart 2 above), which, as discussed above, led to an increase in CAP over this period.
We believe that this result is due, in part, to the impact of changes in the fair value of derivative instruments prior to settlement on the Company’s reported net income for a particular period. Natural gas is a commodity and, therefore, we typically receive market-based pricing for our produced natural gas and natural gas liquids. To protect our cash flow from undue exposure to the risk of changing commodity prices, we hedge a portion of our forecasted natural gas production using derivative instruments (which we sometimes refer to as natural gas commodity price hedges) at, for the most part, NYMEX natural gas prices. Volatility in the market price of natural gas over time causes us to recognize gains or losses on these hedges prior to their settlement, which impacts our reported net income in a manner which we believe is not necessarily reflective of the strength and financial performance of our business.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Free Cash Flow
As described above, we have identified free cash flow as our Company-Selected Measure that represents, in our view, the most important financial measure used to link CAP to our performance. Free cash flow, measured on a per-share basis, was the most heavily-weighted metric under our 2022 STIP and 2021 STIP. As Chart 3 below shows, CAP amounts are aligned with the Company’s free cash flow over the last three years. This is due primarily to Company’s use of equity incentives in its compensation program and the positive impact on our stock price of increases in free cash flow.
Chart 3: Alignment of CAP with Free Cash Flow

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR versus Peer Group TSR
The Company significantly outperformed its peer group on three-year cumulative TSR for the three-year period 2020 through 2022. We believe that this relative outperformance aligns with, and contributed, in part, to the increases in CAP for our PEO and our non-PEO NEOs over this period.
Specifically, as highlighted above, our compensation program is designed with a significant portion of NEO compensation being performance-based, variable at-risk compensation in the form of long-term equity incentive awards. The Company’s strong absolute TSR performance over this three-year period drove an increase in the fair value of unvested and in-period vesting equity awards, which resulted in increased CAP over the three-year period.
Additionally, the Company’s Incentive PSU Program is designed with a payout factor tied to Company performance measured against a mix of absolute and relative TSR goals (in the case of the 2021 and 2022 Incentive PSU Programs) and relative TSR goals (in the case of the 2020 Incentive PSU Program). These TSR-based performance measures provide for an increased award payout opportunity in the event of Company absolute and relative TSR outperformance against pre-established goals and, alternatively, a decreased award payout opportunity in the event of underperformance against these TSR goals.
As Chart 2 below illustrates, the Company generated positive TSR for 2020, while peer group TSR was negative for 2020. Both the Company and the selected peer group then generated positive TSR for 2021 and 2022, with the Company significantly outperforming the peer group over the three-year cumulative period. Consistent with applicable SEC rules, Company and peer group TSR were calculated on a cumulative, market-weighted basis over the three-year period of 2020 through 2022, assuming an initial investment of  $100 made on December 31, 2019. The list of our peer companies can be found in footnote 7 to the Pay Versus Performance Table.
Chart 2: Comparison of Company TSR and Peer Group TSR

Tabular List [Table Text Block]
Important Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2022.
Relative Total Shareholder Return
Absolute Total Shareholder Return
Free Cash Flow(1)

(1)
Please see the Compensation Discussion and Analysis section of this proxy statement for a discussion of free cash flow, which, measured on a per-share basis, represents the most heavily-weighted financial performance measure under the Company’s 2022 STIP. Please also see Appendix A to this proxy statement for important information regarding the calculation of free cash flow, which is a non-GAAP performance measure.

Total Shareholder Return Amount	$ 317.08	201.2	117.25
Peer Group Total Shareholder Return Amount	223.41	146.75	66.66
Net Income (Loss)	$ 1,770,965,000	$ (1,142,747,000)	$ (958,799,000)
Company Selected Measure Amount	1,939,000,000	935,000,000	325,000,000
PEO Name	Mr. Toby Z. Rice
Additional 402(v) Disclosure [Text Block]
(8)
Amounts shown are Net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2020, 2021, and 2022.

Percentage of Performance of Plan Funding	30.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]	(9) Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important financial information regarding, this non-GAAP financial measure.
PEO [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,317,414)	$ (10,460,299)	$ (4,516,514)
PEO [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,503,322)	(4,659,463)
PEO [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,942,627	13,519,363	13,995,412
PEO [Member] | Adj Type4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,631,976	6,177,682
PEO [Member] | Adj Type5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,749,833	4,250,467
PEO [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,362,774
PEO [Member] | Adj Type7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,352,809	10,056,880
PEO [Member] | Adj Type8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	256,000	1,404,067
PEO [Member] | Adj Type9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,218)
PEO [Member] | Adj Type10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,610,000)
PEO [Member] | Adj Type11 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,213,800
Non-PEO NEO [Member] | Adj Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,324,169)	(1,892,785)	(436,046)
Non-PEO NEO [Member] | Adj Type2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(633,989)	(843,186)	(663,459)
Non-PEO NEO [Member] | Adj Type3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,342,115	2,446,321	1,215,620
Non-PEO NEO [Member] | Adj Type4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,019,206	1,117,926	980,782
Non-PEO NEO [Member] | Adj Type6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,389	529,530
Non-PEO NEO [Member] | Adj Type7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,757,189	1,091,907
Non-PEO NEO [Member] | Adj Type9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	248,625	367,626	191,082
Non-PEO NEO [Member] | Adj Type12 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 807,850
Non-PEO NEO [Member] | Adj Type13 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 273,428	58,497
Non-PEO NEO [Member] | Adj Type14 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(647,280)
Non-PEO NEO [Member] | Adj Type15 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,480,560